UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-10083
                        ---------------------------------
                       Investment Company Act file number

          Excelsior Directional Hedge Fund of Funds Master Fund, LLC
          ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Steven L. Suss
                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                              Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2008
                        ----------
Date of reporting period: 3/31/2008
                         -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------


EXCELSIOR DIRECTIONAL HEDGE FUND OF FUNDS MASTER FUND, LLC
Financial Statements
With Report of Independent Registered Public Accounting Firm
Year Ended March 31, 2008

          Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                              Financial Statements

                            Year Ended March 31, 2008


                                    Contents

Report of Independent Registered Public Accounting Firm....................... 1

Statement of Assets, Liabilities and Members' Equity - Net
      Assets as of March 31, 2008............................................. 2

Schedule of Investments as of March 31, 2008.................................. 3

Statement of Operations for the Year Ended March 31, 2008..................... 5

Statements of Changes in Members' Equity - Net Assets for
      the Years Ended March 31, 2008 and 2007................................. 6

Statement of Cash Flows for the Year Ended March 31, 2008..................... 7

Financial Highlights for the Years Ended March 31, 2008,
      2007, 2006, 2005 and 2004............................................... 9

Notes to Financial Statements.................................................10


      The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

      A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

      Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

   Report of Independent Registered Public Accounting Firm




To the Board of Managers and Members of Excelsior Directional Hedge Fund of Funds Master Fund, LLC:

In our opinion, the accompanying statement of assets, liabilities and members' equity - net assets, including the schedule of investments, and the related statements of operations, of changes in members' equity - net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Directional Hedge Fund of Funds Master Fund, LLC (the "Fund") at March 31, 2008, the results of its operations and its cash flows for the year then ended and the changes in its members' equity - net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2008 by correspondence with the custodian and underlying portfolio funds, provide a reasonable basis for our opinion. The financial highlights of the Fund for each of the three years in the period ended March 31, 2006 were audited by other auditors whose reports dated May 25, 2006 and May 24, 2004, expressed unqualified opinions on such financial statements.

As explained in Note 2, the financial statements include investments held by the Fund valued at $315,503,874 (98.73% of the Fund's net assets) at March 31, 2008, the values of which have been fair valued by the Adviser based on estimates provided by each portfolio fund, under the general supervision of the Board of Managers, in the absence of a readily ascertainable market value.


PricewaterhouseCoopers LLP

New York, New York

May 28, 2008

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
               Statement of Assets, Liabilities and Members' Equity - Net Assets
--------------------------------------------------------------------------------

                                                                  March 31, 2008

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $230,259,960)  $315,503,874
Cash and cash equivalents                                              7,823,581
Investments in Investment Funds made in advance                       42,000,000
Receivables for interests in Investment Funds sold                       202,842
Other assets                                                              11,015
--------------------------------------------------------------------------------

Total Assets                                                        $365,541,312
--------------------------------------------------------------------------------

LIABILITIES

Members' interests received in advance                                45,000,000
Due to Adviser                                                           843,201
Professional fees payable                                                125,377
Other payable                                                              2,873
--------------------------------------------------------------------------------

Total Liabilities                                                     45,971,451
--------------------------------------------------------------------------------
Net Assets                                                          $319,569,861
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital                                                           $234,325,947
  Accumulated net unrealized appreciation on investments              85,243,914
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $319,569,861
--------------------------------------------------------------------------------









  The accompanying notes are an integral part of these financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                                         Schedule of Investments
--------------------------------------------------------------------------------

                                                                  March 31, 2008

--------------------------------------------------------------------------------

                                                                                   % of     % Ownership    First
                                            First                                 Members'      of       Available
                                         Acquisition                     Fair     Equity -   Investment Redemption
Investment Funds *                          Date          Cost **       Value**   Net Assets   Funds       Date ***   Liquidity ****
------------------------------------------------------------------------------------------------------------------------------------
Hedged Long/Short Equity Funds
------------------------------
Basix Capital Fund, L.P.                   7/1/2004  $  8,500,000    $10,953,671     3.43%      11.03%      N/A            Quarterly
Foundation Partners, L.P.                  7/1/2002     8,000,000     11,750,391     3.68%       8.33%      N/A            Quarterly
SAB Capital Partners, L.P.                 4/1/2001             -        763,159     0.24%       0.15%      N/A             Annually
Scopia PX, LLC                             9/1/2005     9,000,000     10,950,746     3.43%       4.57%      N/A            Quarterly
Spring Point Opportunity Partners, L.P.    7/1/2006    17,610,520     22,832,239     7.14%       5.93%      N/A            Quarterly
Swiftcurrent Partners, L.P.               10/1/2000     8,550,000     13,977,981     4.37%       1.41%      N/A             Annually
Tonga Partners, L.P.                      10/1/2000     4,060,553     10,494,381     3.28%       4.53%      N/A        Semi-annually
                                                     ---------------------------------------
          Strategy Total                               55,721,073     81,722,568    25.57%
                                                     ---------------------------------------
Opportunistic (U.S. Only) Funds
-------------------------------
Alson Signature Fund, L.P                  9/1/2006    14,000,000     13,933,456     4.36%       3.75%      N/A            Quarterly
Cadmus Capital Partners (QP), L.P.         7/1/2003     5,057,241      5,971,527     1.87%       9.48%      N/A                  (1)
Quaker Capital Partners I, L.P.            1/1/2001     3,164,863     11,254,600     3.52%       3.08%      N/A             Annually
Seminole Capital Partners, L.P.            9/1/2005    17,200,000     19,418,697     6.08%       4.42%      N/A        Semi-annually
Valinor Capital Partners, L.P.             7/1/2007    10,000,000     10,386,296     3.25%       4.35%      (2)             Annually
                                                     ---------------------------------------
          Strategy Total                               49,422,104     60,964,576    19.08%
                                                     ---------------------------------------
Hedged Sector Funds
-------------------
Coatue Qualified Partners, L.P.            1/1/2002     6,000,000     15,990,680     5.00%       2.08%      N/A            Quarterly
Durus Life Sciences Fund, LLC              1/1/2001       586,983         67,415     0.02%       2.05%      N/A                  (3)
Longbow Partners, L.P.                     5/1/2004    16,200,000     21,001,968     6.57%       5.69%      N/A            Quarterly
Sivik Global Healthcare Partners, L.P.    11/1/2003     7,100,000      9,562,646     2.99%       6.17%      N/A        Semi-annually
                                                     ---------------------------------------
          Strategy Total                               29,886,983     46,622,709    14.58%
                                                     ---------------------------------------
Arbitrage/Distressed Funds
--------------------------
Canyon Value Realization Fund, L.P.        7/1/2003    11,400,000     16,373,049     5.12%       0.57%      N/A             Annually
Farallon Capital Partners, L.P.           11/1/2004    22,000,000     29,835,025     9.34%       0.36%      N/A             Annually
JMG Capital Partners, L.P.                10/1/2000     5,591,605     12,366,421     3.87%       2.77%      N/A            Quarterly
Polygon Global Opportunities Fund, L.P.    8/1/2006    15,600,000     16,653,638     5.21%       1.40%      N/A        Semi-annually
                                                     ---------------------------------------
          Strategy Total                               54,591,605     75,228,133    23.54%
                                                     ---------------------------------------

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                                Schedule Investments (continued)
--------------------------------------------------------------------------------

                                                                  March 31, 2008

--------------------------------------------------------------------------------


                                                                                   % of     % Ownership    First
                                            First                                 Members'      of       Available
                                         Acquisition                     Fair     Equity -   Investment Redemption
Investment Funds *                          Date          Cost **       Value**   Net Assets   Funds       Date ***   Liquidity ****
------------------------------------------------------------------------------------------------------------------------------------
Opportunistic (Global/International) Funds
------------------------------------------
AKO Partners, L.P.                        10/1/2005    14,500,000     17,541,428     5.49%       4.16%      N/A            Quarterly
Delta Fund Europe, L.P.                    5/1/2006    14,000,000     14,940,545     4.68%       2.79%      N/A            Quarterly
Indus Asia Pacific Fund, L.P.              3/1/2004     6,000,000     10,307,915     3.23%       1.93%      N/A            Quarterly
Indus Event Driven Fund, L.P.              6/1/2005       138,195        234,386     0.07%       3.91%      N/A                  (1)
Indus Japan Fund, L.P.                     3/1/2004     6,000,000      7,941,614     2.49%       2.92%      N/A            Quarterly
                                                     ---------------------------------------
          Strategy Total                               40,638,195     50,965,888    15.96%
                                                     ---------------------------------------
Total investments in Investment Funds                $230,259,960    315,503,874    98.73%
                                                     ============
Other Assets, Less Liabilities                                         4,065,987     1.27%
                                                                 --------------------------
Members' Equity - Net Assets                                        $319,569,861   100.00%
                                                                 ==========================

*     Non-income producing investments.                          N/A Initial lock-up period has either expired prior to March 31,
**    See definition in Note 2a                                      2008 or Investment Fund did not have an initial lock-up period.
***   From original investment date.                                 However, specific redemption restrictions may apply.
****  Available frequency of redemptions after initial           (1) The Investment Fund is closing, and is in the process of
      lock-up period.                                                returning capital to its partners.
                                                                 (2) $4,162,764 has an initial lock-up period that expires on
                                                                     7/1/2010 and $6,223,532 has an initial lock-up period that expires on 7/1/2008.
                                                                 (3) The Investment Fund is currently in liquidation and has eliminated partner withdrawal rights.


















  The accompanying notes are an integral part of these financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                                         Statement of Operations
--------------------------------------------------------------------------------

                                                       Year Ended March 31, 2008

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                          $      195,215
--------------------------------------------------------------------------------

Total Investment Income                                                  195,215
--------------------------------------------------------------------------------

OPERATING EXPENSES

Advisory fee                                                           3,407,337
Professional fees                                                        265,570
Board of Managers' fees and expenses                                      61,000
Bank note facility fee and interest expense                              242,925
Administration fees                                                       21,000
Other                                                                    185,242
--------------------------------------------------------------------------------

Total Operating Expenses                                               4,183,074
--------------------------------------------------------------------------------

Net Investment Loss                                                  (3,987,859)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from Investment Fund redemptions                     6,109,713
Net change in accumulated unrealized appreciation on investments         298,607
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments                        6,408,320
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS
      DERIVED FROM OPERATIONS                                     $    2,420,461
--------------------------------------------------------------------------------









  The accompanying notes are an integral part of these financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                           Statements of Changes in Members' Equity - Net Assets
--------------------------------------------------------------------------------

                                                       Year Ended March 31,
                                                         2008           2007
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                                 $ (3,987,859)  $ (5,303,738)
Net realized gain on investments                       6,109,713     10,945,329
Net change in accumulated unrealized appreciation        298,607     21,009,426
      on investments
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets Derived
      from Operations                                  2,420,461     26,651,017
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                               374,515,210     46,569,339
Members' interests repurchased                       (57,365,810)   (54,878,772)
Transfers of Members' interests*                    (310,364,405)             -
--------------------------------------------------------------------------------

Increase (Decrease) in Members' Equity - Net Assets
      Derived from Capital Transactions                6,784,995     (8,309,433)
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets           9,205,456     18,341,584

MEMBERS' EQUITY - NET ASSETS AT BEGINNING
      OF PERIOD                                      310,364,405    292,022,821
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS AT END OF PERIOD      $ 319,569,861   $310,364,405
--------------------------------------------------------------------------------



*On April 23, 2007, all Members' interests were transferred to Excelsior Directional Hedge Fund of Funds (TI), LLC (the "Fund"). The Fund, in turn, invested all of its capital in the Company.


  The accompanying notes are an integral part of these financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                                         Statement of Cash Flows
--------------------------------------------------------------------------------

                                                       Year Ended March 31, 2008

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
   derived from operations                                      $     2,420,461
Adjustments to reconcile net increase in members' equity -
   net assets derived from operations to net cash  used in
   operating activities:
      Net change in accumulated unrealized appreciation on
      investments                                                      (298,607)
      Net realized gain from Investment Fund redemptions             (6,109,713)
      Purchases of Investment Funds                                 (25,100,000)
      Proceeds from sales of Investment Funds                        30,914,277
      Increase in receivables from Investment Funds                     (61,731)
      Increase in contributions to Investment Funds made
         in advance                                                 (27,900,000)
      Decrease in other assets                                           78,249
      Decrease in due to Adviser                                       (291,602)
      Decrease in bank note facility fee and interest payable           (28,003)
      Increase in professional fees payable                              30,377
      Decrease in administration fees payable                           (56,549)
      Decrease in other payable                                        (176,507)
--------------------------------------------------------------------------------

Net Cash Used in Operating Activities                               (26,579,348)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                                   88,597,896
Payments for member interests repurchased                           (59,560,204)
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                            29,037,692
--------------------------------------------------------------------------------

Net increase  in cash and cash equivalents                            2,458,344
Cash and cash equivalents at beginning of period                      5,365,237
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Period                      $     7,823,581
--------------------------------------------------------------------------------

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                             Statement of Cash Flows (continued)
--------------------------------------------------------------------------------

                                                       Year Ended March 31, 2008

--------------------------------------------------------------------------------


OPERATING ACTIVITIES
Supplementary Disclosure of Cash Flow Information
Cash paid during the period for interest                         $      141,079


FINANCING ACTIVITIES
Supplementary Disclosure of Non-Cash Information
Contributions from Feeder for transfer of members' interests     $  310,364,405








  The accompanying notes are an integral part of these financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                                            Financial Highlights
--------------------------------------------------------------------------------

The following represents the ratios to average members' equity - net assets, total return, and other supplemental information for the periods indicated:


                           For the year     For the year     For the year     For the year     For the year
                          ended March 31,  ended March 31,  ended March 31,  ended March 31,  ended March 31,
                              2008*            2007             2006             2005             2004
                        --------------------------------------------------------------------------------------
Net assets, end of
   period               $319,569,861      $310,364,405     $292,022,821     $240,943,784     $173,964,183

Ratio of net                (1.18%)           (1.71%)          (1.75%)          (1.77%)          (1.82%)
 investment loss
 to average Members'
 equity - net
 assets (a), (b)
Ratio of expenses            1.24%             1.86%            1.85%            1.81%            1.87%
 to average Members'
 equity - net
 assets (a), (b)
Portfolio turnover           7.37%            30.25%           15.33%           15.61%           22.70%
Total return (c)             0.45%             8.82%           10.09%            4.83%           13.68%


 * The Company reorganized into a master-feeder structure for this period. See Note 2b and Note 3 for further explanation of the change in expense structure for fiscal year ended March 31, 2008, as compared to prior fiscal years.
 a)   Ratio does not reflect the Company's proportionate share of the net income
      (loss) and expenses, including incentive fees or allocations, of the Investment Funds. Please refer to Note 5 for additional information about the expenses of the Investment Funds that the Company indirectly bears.
(b) Average members' equity - net assets is determined using the net assets at the end of each month during the period.
(c) Total return is net of expenses and assumes a purchase of an interest in the Company on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.








  The accompanying notes are an integral part of these financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                  March 31, 2008

--------------------------------------------------------------------------------

1. Organization

Excelsior Directional Hedge Fund of Funds Master Fund, LLC, formerly known as Excelsior Directional Hedge Fund of Funds, LLC (the "Company"), was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company's investment objective is to seek capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. The investment managers selected by the Company generally conduct their investment programs through these investment funds (collectively, the "Investment Funds") in which the Company invests as a limited partner or member along with other investors.

On April 23, 2007, pursuant to member approval, the Company was reorganized into a "master/feeder" investment structure (the "Reorganization"). Effective that date, the Company became a master fund and member interests in the Company were transferred to a new entity, Excelsior Directional Hedge Fund of Funds (TI), LLC, a Delaware limited liability company that is registered under the 1940 Act as a closed-end, non-diversified, management investment company (the "Fund"). The Fund in turn invested substantially all of its assets into the Company. On July 1, 2007, Excelsior Directional Hedge Fund of Funds, Ltd. (the "Offshore Fund") also became a feeder of the Company.

The Fund and the Offshore Fund (together the "Feeder Funds") pursue their investment objectives by investing substantially all of their interests in the Company. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company (the "Adviser"). On July 1, 2007, the Adviser became an indirect wholly-owned subsidiary of Bank of America Corporation ("Bank of America"). Bank of America is a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina. Prior to July 1, 2007, the Adviser was a wholly-owned subsidiary of U.S. Trust Corporation ("U.S. Trust"), a registered financial holding company, which, in turn, was a wholly-owned subsidiary of The Charles Schwab Corporation.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                                  March 31, 2008

--------------------------------------------------------------------------------

1. Organization (continued)

On July 1, 2007, U.S. Trust and its subsidiaries, including the Adviser, were acquired by Bank of America (the "Sale"). The Adviser continued to serve as the investment adviser to the Company after the Sale pursuant to a new investment advisory agreement with the Company (the "New Advisory Agreement") that was approved by the Board of Managers (the "Board") of the Company at a meeting held on January 11, 2007 and was approved by members of the Company at a special meeting of members of the Company held on March 29, 2007. The New Advisory Agreement is identical in all material respects to the previous investment advisory agreement except for the term and the date of effectiveness. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Board has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. The Board has engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to manage the day-to-day operations of the Company.

The Company was established to hold substantially all of the assets of Excelsior Directional Hedge Fund of Funds (TI), LLC (the "Feeder Fund") and Excelsior Directional Hedge Fund of Funds, Ltd. (the "Offshore Fund") as members of the Company ("Members"). As of March 31, 2008, the Fund and Offshore Fund ownership of the Company's Members' Equity--Net Assets were 95.12% and 4.88%, respectively.

Member subscriptions for interests in the Company ("Interests") by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board. The Adviser expects that, generally, it will recommend to the Board that the Company offer to repurchase Interests from Members twice in each year, at June 30th and December 31st. Members can only transfer or assign Company Interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                                  March 31, 2008

--------------------------------------------------------------------------------


2. Significant Accounting Policies (continued)

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Board.

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the investment manager, who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in their respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the investment manager of each Investment Fund and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements.

As a general matter, the fair value of the Company's interests in an Investment Fund will represent the amount that the Company could reasonably expect to receive from the Investment Fund if the Company's interests were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Adviser believes to be reliable. The Adviser, or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Board, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available. The Company's investment in Durus Life Sciences Fund, LLC ("Durus") is valued at $67,415 and represents 0.02% of Members' equity - net assets as of March 31, 2008. Durus was fair valued in good faith by the Adviser, in accordance with procedures adopted by the Board. As of March 31, 2008, Durus is in liquidation and there are no ongoing redemption rights available to partners. The investments in Investment Funds, representing 98.73% of the Members' equity, have been fair valued in accordance with procedures established by the Board.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                                  March 31, 2008

--------------------------------------------------------------------------------


2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost, and any excess is treated as realized gain from investments in Investment Funds. Realized gains or losses on investments in Investment Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Investment Funds; all costs and expenses directly related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; advisory fees; travel and related expenses of the Board; all costs with respect to communications regarding the Company's transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.

As a result of the Reorganization, certain operating expenses that had previously been charged to the Company are now being charged directly to each of the Feeder Funds. Changes to the Company's expense structure are discussed in the Advisory Fee, Related Party Transactions and Other section of the Notes to Financial Statements.

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each Member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of the fiscal period in accordance with each Member's respective investment percentage for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                                  March 31, 2008

--------------------------------------------------------------------------------


2. Significant Accounting Policies (continued)

c. Income PersonNameTaxes (continued)

The cost of the Company's investments in Investment Funds for Federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2007. Based on Investment Funds owned at December 31, 2007, the cost of investments for Federal income tax purposes was $303,932,199. This included aggregate gross unrealized appreciation of $35,480,886 and aggregate gross unrealized depreciation of $2,332,690.

d. New Accounting Pronouncements

Effective April 1, 2007, the Company adopted the Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income
Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns in order to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Company has evaluated the application of FIN 48 and has determined that it does not have a material impact on the Company's financial statements. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2007. No Income tax returns are currently under examination. The statute of limitations on the Company's U.S. Federal tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statute of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

FASB issued a Statement No. 157 in September 2006, Fair Value Measurements, which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. This statement provides enhanced guidance for using fair value to measure assets and liabilities. It clarifies fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. The standard applies whenever other standards require (or permit) assets or liabilities to be measured at fair value. The standard does not expand the use of fair value in any new circumstances. The Company is reviewing the statement and its impact on the financial statements.

e. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account. Interest income is recorded on the accrual basis.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                                  March 31, 2008

--------------------------------------------------------------------------------


3. Advisory Fee, Related Party Transactions and Other

The Adviser provides certain investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Adviser a quarterly advisory fee at an annual rate of 1.0% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. Each Feeder Fund also pays the Adviser a quarterly management fee at an annual rate of 0.5% based on the Feeder Fund's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. Prior to the Reorganization, the Company paid the Adviser an advisory fee at an annual rate of 1.5% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. The change in the fee structure resulting from the Reorganization does not have a material impact on the total advisory and management fees attributable to the capital accounts of the investors of the Feeder Funds.

For the year ended March 31, 2008, the Company incurred advisory fees totaling $3,407,337, based on the current advisory fee rate of 1.0%. Of total advisory fees, $843,201 was payable as of March 31, 2008.

 The Company's Board is made up of three Managers who are independent of the Adviser (the "Disinterested Managers"), and one Manager who is an "interested person," as defined by Section 2(a)(19) of the 1940 Act, of the Company. The Disinterested Managers receive an annual retainer of $10,000 and per-meeting fees of: $2,000 for in-person attendance at quarterly meetings of the Board; $1,000 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board; and $1,000 for each audit committee meeting (whether held in-person or by telephone). All Disinterested Managers may be reimbursed for expenses of attendance, if any, at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers. Any Manager who is an "interested person" does not receive any retainer or other fee from the Company. The Company incurred $61,000 of retainer and per meeting fees for the year ended March 31, 2008.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                                  March 31, 2008

--------------------------------------------------------------------------------


3.  Advisory  Fee,   Related  Party   Transactions  and  Other (continued)

The Company has retained J.D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Company. As a result of the Reorganization, the Company's contract with the Administrator was amended to reflect the new "master/feeder" structure. Previously, the Company paid the Administrator a quarterly fee equal to the greater of: (i) $3,000; or
(ii) .00025 of the Company's net assets as of the first day of each calendar quarter on the first $150 million of net assets, plus .000125 of the Fund's net assets in excess of $150 million. As of April 23, 2007, the Company pays the Administrator a quarterly fee equal to $3,000 per Feeder Fund invested in the Company. For the year ended March 31, 2008, the Company incurred $21,000 in expenses related to such administrative services. The Feeder Funds incur additional expenses directly for the services provided by the Administrator.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

5. Investments in Investment Funds

As of March 31, 2008, the Company had investments in twenty-five Investment Funds. The Company, as an investor in these Investment Funds, is charged management fees ranging from 0.0% to 2.0% (per annum) of the net asset value of its ownership interests in the Investment Funds, as well as incentive fees or allocations ranging from 15% to 20% of net profits earned that are attributable to the Company's ownership interests in such Investment Funds. The Company also generally bears a pro rata share of the other expenses of each Investment Fund in which it invests. Total expenses, including incentive fees or allocations, for the fiscal year ended March 31, 2008, ranged from approximately 1.5% to 14.7% of the Company's average invested capital in each Investment Fund. Incentive fees or allocations for the same fiscal year ranged from approximately 0.0% to 8.1% of the Company's average invested capital in each Investment Fund. These ratios may vary over time depending on the allocation of the Company's assets among the Investment Funds and the actual expenses and investment performance of the Investment Funds. Although the ranges of Investment Fund expense ratios are based on audited financial data received from the Investment Funds, the ranges were not reviewed by the Company's auditors.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                                  March 31, 2008

--------------------------------------------------------------------------------


5. Investments in Investment Funds (continued)

Aggregate purchases and proceeds of interests in Investment Funds for the year ended March 31, 2008 are $25,100,000 and $30,914,277, respectively.

6. Bank Note-Line of Credit Facility

The Company maintains a $30,000,000 revolving line of credit agreement with a U.S. financial institution that is collateralized by the Company's cash and investments. Based upon the election of the Company, interest accrues at either the financial institution's prime rate less 1.25% per annum or Libor plus 1.5% per annum. The note also included a provision for a facility fee of 0.375% per annum on the unused portion of the note. For the year ended March 31, 2008, the Company incurred $242,925 in facility fees and interest expenses related to the bank line of credit. As of March 31, 2008, the Company did not have an outstanding revolving note balance. The average debt outstanding and the average interest rate for the year ended March 31, 2008 was $1,561,644 and 6.91%, respectively. The Company had an outstanding revolving note balance for a total of 76 days during the fiscal year ended March 31, 2008.

7. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from any such claim is considered remote.

8. Subsequent Events

As of March 31, 2008, the Company received subscriptions in advance for Interests from Members in the amount of $45,000,000, which is reflected as Members' interests received in advance on the Statement of Assets, Liabilities and Members' Equity - Net Assets. These subscriptions became Interests in the Company effective April 1, 2008.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                                  Company Management (Unaudited)
--------------------------------------------------------------------------------

                                                                  March 31, 2008

--------------------------------------------------------------------------------


Information pertaining to the Board and officers of the Company is set forth below:




                                                                                                                         Number of
                                            Term of                                                                    Portfolios in
                           Position(s)     Office and                                                                   Fund Complex
                          Held with the    Length of                                                                    Overseen by
 Name, Address and Age      Company        Time Served            Principal Occupation During Past Five Years             Manager
------------------------------------------------------------------------------------------------------------------------------------
                                                 Independent Managers
Gene M. Bernstein            Manager        Term-           Director of NIC Holding Corp. He was Dean of the Skodneck      5
c/o Excelsior Directional                   Indefinite;     Business Development Center at Hofstra University from
Hedge Fund of Funds                         Length - since  2000-2001. Prior to that, Mr. Bernstein was President and
Master Fund, LLC                            October 2000    Vice Chairman at Northville Industries, petroleum
225 High Ridge Road                                         marketing, distribution, trading and storage company and
Stamford, CT  06905                                         wholly-owned subsidiary of NIC Holding Corp. Mr. Bernstein
Age  61                                                     serves as a director or manager of Excelsior Directional
                                                            Hedge Fund of Funds (TI), LLC, Excelsior Directional Hedge
                                                            Fund of Funds (TE), LLC, Excelsior Venture Partners III,
                                                            LLC, and Excelsior Venture Investors III, LLC.

Victor F. Imbimbo, Jr.       Manager        Term-           President and CEO of Caring Today, LLC., the publisher         5
c/o Excelsior Directional                   Indefinite;     of Caring Today Magazine, the leading information
Hedge Fund of Funds                         Length - since  resource within the family caregivers market. Prior to
Master Fund, LLC                            October 2000    this, Mr. Imbimbo, was Executive Vice President of
225 High Ridge Road                                         TBWA/New York and President for North America with
Stamford, CT 06905                                          TBWA/WorldHealth, a division of TBWA Worldwide where
Age: 55                                                     he directed consumer marketing program development for
                                                            healthcare companies primarily within the pharmaceutical
                                                            industry. Mr. Imbimbo serves as a director or manager of
                                                            Excelsior Directional Hedge Fund of Funds (TI), LLC,
                                                            Excelsior Directional Hedge Fund of Funds (TE), LLC,
                                                            Excelsior Venture Partners III, LLC, and Excelsior
                                                            Venture Investors III, LLC.

Stephen V. Murphy            Manager        Term-           President of S.V. Murphy & Co., an nvestment banking firm.     5
c/o Excelsior Directional                   Indefinite;     He also serves on the board of directors of The First
Hedge Fund of Funds                         Length - since  of Long Island Corporation, The First National Bank of
Master Fund, LLC                            October 2000    Long Island and Bowne & Co., Inc.  Mr. Murphy serves as
225 High Ridge Road                                         a director or manager of Excelsior Directional Hedge Fund
Stamford, CT 06905                                          of Funds (TI), LLC, Excelsior DirectionalHedge Fund of
Age  62                                                     Funds (TE), LLC, Excelsior Venture Partners III, LLC, and
                                                            Excelsior Venture Investors III, LLC.


                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                        Company Management (Unaudited) Continued
--------------------------------------------------------------------------------

                                                                  March 31, 2008

--------------------------------------------------------------------------------


Information pertaining to the Board and officers of the Company is set forth below:




                                                                                                                         Number of
                                            Term of                                                                    Portfolios in
                           Position(s)     Office and                                                                   Fund Complex
                          Held with the    Length of                                                                    Overseen by
 Name, Address and Age      Company        Time Served            Principal Occupation During Past Five Years             Manager
------------------------------------------------------------------------------------------------------------------------------------
                                                 Independent Managers
David R. Bailin*             Manager        Term-           Managing Director, Alternative Investment Solutions,           3
225 High Ridge Road                         Indefinite;     Bank of America (7/07 to present); Managing Director
Stamford, CT 06905                          Since           and Head of Alternative Investments, U.S. Trust (9/06 to
Age 48                                      September       6/07); co-founder of Martello Investment Management, a
                                            2006            hedge fund-of-funds specializing in trading strategies
                                                            (2/02 to 9/06); Chief Operating Officer and Partner of
                                                            Violy, Byorum and Partners, LLC, an investment banking
                                                            firm focusing on Latin America (1/00 to 1/02); also a
                                                            manager of Excelsior Directional Hedge Fund of Funds (TI),
                                                            LLC and Excelsior Directional Hedge Fund of Funds (TE),
                                                            LLC. Also a manager of Excelsior Absolute Return Fund of
                                                            Funds Master Fund, LLC, Excelsior Absolute Return Fund of
                                                            Funds, LLC, Excelsior Buyout Investors, LLC and Excelsior
                                                            LaSalle Property Inc.

                                               Officers who are not Managers

Spencer Boggess              Chief          Term-           Managing Director, Alternative Investment Solutions, Bank      N/A
40 West 57th Street          Executive      Indefinite      of America (7/07 to present); President and Chief Executive
New York, NY 10019           Officer        Length -        Officer of U.S. Trust Hedge Fund Management, Inc. and
Age 41                                      Since March     Portfolio Manager of the Company (7/03 to present); Senior
                                            2006            V.P. and Director of Research, CTC Consulting, Inc. (10/00
                                                            to 6/03).

Steven L. Suss               Chief          Term-           Chief Financial Officer, Alternative Investment Solutions,     N/A
225 High Ridge Road           Financial      Indefinite     Bank of America (7/07 to present); Director, Chief
Stamford, CT 06905           Officer and    Length -        Financial Officer and Treasurer (10/07 to present) and
Age: 48                      Treasurer      Since April     Senior Vice President (06/07 to present) of U.S. Trust
                                            2007            Hedge Fund Management, Inc.; Director (4/07 to present),
                                                            Senior Vice President (7/07 to present), and President
                                                            (4/07 to 6/07) of UST Advisers, Inc.; Senior Vice President
                                                            of U.S. Trust's Alternative Investment Division (4/07 to
                                                            6/07); Chief Financial Officer and Chief Compliance Officer,
                                                            Heirloom Capital Management, L.P. (5/02 to 9/06); Vice
                                                            President and Chief Financial Officer, Westway Capital LLC
                                                            (9/97 to 1/02).


* Manager is an "interested person" (as defined by the 1940 Act) of the Fund because of his affiliation with the Adviser and its affiliates.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                        Company Management (Unaudited) Continued
--------------------------------------------------------------------------------

                                                                  March 31, 2008

--------------------------------------------------------------------------------


Information pertaining to the Board and officers of the Company is set forth below:




                                                                                                                         Number of
                                            Term of                                                                    Portfolios in
                           Position(s)     Office and                                                                   Fund Complex
                          Held with the    Length of                                                                    Overseen by
 Name, Address and Age      Company        Time Served            Principal Occupation During Past Five Years             Manager
------------------------------------------------------------------------------------------------------------------------------------
Mohan Badgujar               Chief          Term-           Director, Alternative Investment Solutions, Bank of            N/A
40 West 57th Street          Operating      Indefinite;     America (7/07 to present); Vice President of U.S. Trust
New York, NY 10019           Officer        Length -        Hedge Fund Management, Inc. (10/05 to present); Managing
Age: 49                                     Since March     Partner of Blue Hill Capital Partners LLC (10/03 to 10/05)
                                            2006            (Registered Investment Adviser); Financial Advisor at UBS
                                                            Financial Services, Inc. (1/02 to 9/03); Principal of
                                                            Columbia Software Consultants, Inc. (2001 to 2002).

Marina Belaya                Secretary      Term-           Assistant General Counsel, Bank of America (7/07 to            N/A
114 W. 47th Street                          Indefinite;     present); Vice President and Senior Attorney of U.S. Trust
New York, NY 10036                          Length -        (2/06 to 6/07); Vice President, Corporate Counsel,
Age: 41                                     Since April     Prudential Financial (4/05 to 01/06); Associate, Schulte
                                            2007            Roth & Zabel LLP (09/02 to 03/05).

Linda J. Wondrack            Chief          Term-           Director (Columbia Management Group LLC and Investment         N/A
One Financial Center         Compliance     Indefinite;     Product Group Compliance), Bank of America (6/05 to
Boston, MA 02111             Officer        Length -        present); Director of Corporate Compliance and Conflicts
Age: 43                                     Since           Officer, MFS Investment Management (8/04 to 5/05); Managing
                                            September       Director, Deutsche Asset Management (prior to 8/04).
                                            2007


All officers of the Company are employees and/ or officers of the Adviser.

The SAI (or Statement of Additional Information) includes additional information about the managers of the Company and is available upon request.

ITEM 2.   CODE OF ETHICS.
-------------------------

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2008, there were no amendments to a provision of the code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------
The Board of Managers of the Registrant has determined that Stephen V. Murphy, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert", and has designated Mr. Murphy as the Audit Committee's financial expert. Mr. Murphy is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements and security counts required under Rule 17f-2 of the Investment Company Act of 1940 (the "1940 Act") for the fiscal years ended March 31, 2007 and March 31, 2008 were $106,000 and $80,000, respectively.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the Registrant for the last two fiscal years.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed no fees, for tax compliance, tax advice or tax planning services, to the Registrant during the last two fiscal years.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last two fiscal years.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2008, were $0 and $0, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2007, were $0 and $0, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.


ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
--------------------------------------------------------------------------

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members - As of the date of the filing.

Mr. Spencer N. Boggess is the portfolio manager (the "Portfolio Manager") primarily responsible for the day-to-day management of the registrant's portfolio, subject to such policies as may be adopted by the Board of Managers.

Mr. Boggess joined Bank of America Corporation as part of the acquisition of U.S. Trust and is a managing director. Since July 2003, Mr. Boggess has served as the portfolio manager of the Registrant and Chief Executive Officer of U.S. Trust Hedge Fund Management, Inc. ("the Adviser"). From 2000 to 2003, Mr. Boggess served as Co-Director of Research at CTC where he shared responsibility for sourcing, due diligence, portfolio construction and monitoring hedge fund managers for inclusion in the Registrant and for CTC advisory clients. Mr. Boggess is also the Chairman of the Education Committee of the Greenwich Roundtable, a non-profit organization focused on education for investors in hedge funds and private equity. From 1996 to 2000, Mr. Boggess was both Principal and the senior hedge fund research professional at Winston Partners, a McLean, VA based alternative investment management firm with three multi-manager hedge fund of funds products.


(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management
Team Member - As of March 31, 2008:

Registered Investment           Pooled Vehicles           Other Accounts
  Companies Managed                 Managed                 Managed
---------------------     -----------------------   -----------------------
              Total                    Total                      Total
  Number      Assets      Number       Assets       Number        Assets
  ------   ------------   ------   --------------   ------   --------------
     1     $103,741,069     23     $1,349,622,215     0             N/A

  Registered Investment         Pooled Vehicles              Other Accounts
    Companies Managed               Managed                      Managed
---------------------------  ------------------------   -----------------------
                 Total                     Total                       Total
                 Assets     Number        Assets         Number       Assets
Number with       with      with          with            with         with
Performance    Performance  Performance   Performance   Performance  Performance
-Based Fees    -Based Fees  -Based Fees   -Based Fees   -Based Fees  -Based Fees
-----------  -------------  ----------- -------------   ----------- -----------
     0             N/A          14      $1,146,871,873      0             N/A

Potential Material Conflicts of Interest

Real, potential or apparent conflicts of interest may arise should Mr. Boggess have day-to-day portfolio management responsibilities with respect to more than one fund. Mr. Boggess may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Adviser may vary among these accounts and Mr. Boggess may personally invest in these accounts. These factors could create conflicts of interest because Mr. Boggess may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if Mr. Boggess identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, Mr. Boggess may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by Mr. Boggess are generally managed in a similar fashion and the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.


(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members
- As of March 31, 2008:

Mr. Boggess' compensation consists of a combination of a fixed salary and a discretionary bonus. The discretionary bonus is not tied directly to the performance of, or value of assets, of the Registrant or any other fund managed by the Adviser. The amount of salary and bonus paid to Mr. Boggess is based on a variety of factors, including, without limitation, the financial performance of the Adviser, execution of managerial responsibilities, client interactions, support and general teamwork.

Ownership of Fund Securities

As of March 31, 2008, Mr. Boggess does not directly own any Interests in the Registrant.


ITEM  9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
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COMPANY AND AFFILIATED PURCHASERS.
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Not applicable.


ITEM  10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
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There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.


ITEM 11.  CONTROLS AND PROCEDURES.
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(a) The Registrant's Principal Executive Officer and Principal Financial Officer
have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
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(a)(1) Code of Ethics (See Exhibit 1)

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds Master Fund, LLC
             ----------------------------------------------------------
 By (Signature and Title) /s/ Spencer N. Boggess
                        --------------------------
                              Spencer N. Boggess, Principal Executive Officer
Date June 9, 2008
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds Master Fund, LLC
             ----------------------------------------------------------
By (Signature and Title) /s/ Steven L. Suss
                        ------------------------
                             Steven L. Suss, Principal Financial Officer
Date June 9, 2008
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